PER SHARE INFORMATION:	9 Months Ended
Sep. 30, 2011
PER SHARE INFORMATION:

NOTE 13. PER SHARE INFORMATION:

Basic earnings per share (“Basic EPS”) of common stock is computed by dividing the net income by the weighted-average number of shares of common stock outstanding.  Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. U.S. GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Condensed Consolidated Statements of Operations.  Common stock equivalents totaling 85,483,334 and 89,235,075 were excluded from the computation of Diluted EPS for the three and nine-month periods ended September 30, 2011 and 2010, respectively, as their effect on the computation of Diluted EPS would have been anti-dilutive.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Numerator:
Net loss	(228,523)	(2,872,547)	(340,155)	(7,780,632)

Denominator:
Weighted-average common shares outstanding	399,692,494	306,095,497	363,352,319	297,532,916
Dilutive effect of stock warrants and stock options	-	-	-	-
Weighted-average shares of common stock outstanding, assuming dilution	399,692,494	306,095,497	363,352,319	297,532,916

Net loss per share:
Basic and diluted	(0.00)	(0.01)	(0.00)	(0.03)